TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Aug. 31, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			12.00%			16.00%
Preferred Income tax rate for Development Zone A			6.00%			9.00%
Maximum tax rate on dividends distributed from Preferred Income.		20.00%	15.00%
Corporate tax rate for Israel			23.00%	23.00%	23.00%
Uniform tax rate for Development Zone A	7.50%
Deferred tax asset, state operating loss carryforward			$ 3,500	$ 3,500
United States [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			21.00%	21.00%	21.00%
United States [Member] | Minimum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			3.00%	3.00%	3.00%
United States [Member] | Maximum [Member]
Income Taxes [Line Items]
Corporate tax rate for Israel			6.00%	6.00%	6.00%
U.S. Subsidiary [Member]
Income Taxes [Line Items]
Deferred tax asset, state operating loss carryforward			$ 1,519
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Preferred Income tax rate not within Development Zone A			16.00%
Deferred tax asset, capital loss carryforward			$ 1,502
TAT Gedera [Member]
Income Taxes [Line Items]
Deferred tax asset, capital loss carryforward			$ 1,984
Turbo chrome [Member]
Income Taxes [Line Items]
Preferred Income tax rate for Development Zone A			7.50%